Basis of Presentation and General Information (Details)	Dec. 31, 2013	Dec. 31, 2012
Chief Executive Officer
Ownership percentage by CEO	12.20%
Paragon Shipping Inc
Ownership percentage by Paragon Shipping	13.60%	16.40%